ACCESSOR(R) FUNDS, INC.                                        1420 Fifth Avenue
                                                                      Suite 3130
FIXED-INCOME PORTFOLIOS - INVESTOR CLASS SHARES               Seattle, WA  98101
PROSPECTUS - May 1, 1998                                          1-800-759-3504
--------------------------------------------------------------------------------
New Account Information and Shareholder Services                    206-224-7420
--------------------------------------------------------------------------------

           SUPPLEMENT DATED SEPTEMBER 21, 1998 TO ACCESSOR FUNDS, INC. FIXED-INCOME PORTFOLIOS - INVESTOR CLASS SHARES PROSPECTUS
                                DATED MAY 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE PROSPECTUS.

From the inception of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio until April 30, 1998, Smith Barney Capital Management and Bankers Trust Company, respectively, were the money managers of these portfolios. Beginning on May 1, 1998, Bennington Capital Management L.P. ("Bennington") invested the assets of these two portfolios directly. On September 9, 1998, the Board of Directors of Accessor Funds, Inc. (the "Fund") including all of the Directors who are not "interested persons" of the Fund, has approved the appointment of Cypress Asset Management ("Cypress") as money manager of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, effective September 21, 1998. The appointment of Cypress will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolios' shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to the Fund by the Securities and Exchange Commission on September 4, 1996.

In accordance with the exemptive order and interpretations of the Securities and Exchange Commission, at any time Bennington replaces a money manager, Bennington may negotiate a change in the fee schedule payable to the new money manager (including a reduction) provided there is no increase in the aggregate fee payable by the Fund. In the case of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio, the overall maximum fee for the first five calendar quarters payable to the former money managers was 0.15% (comprised of a basic fee of 0.07% and a portfolio management fee of 0.08%). Although Bennington has currently negotiated a reduction in the Money Manager fee to a maximum of 0.04% payable to the money manager of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios during the first five calendar quarters of management (as described below), there is a possibility of future modifications to such fee. In no event, however, shall the maximum Money Manager fee payable by the Fund be greater than 0.15% during the first five complete calendar quarters.

In the case of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio, the overall maximum fee from the sixth calendar quarter forward payable to the former money managers was 0.25% (comprised of a basic fee of 0.07% and a maximum annual performance fee of 0.18%). Although Bennington has currently negotiated a reduction in the Money Manager fee to a maximum of 0.17% payable to the money manager of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios from the sixth calendar quarter of management forward (as described below), there is a possibility of future modifications to such fee. In no event, however, shall the maximum Money Manager fee payable by the Fund be greater than 0.25% from the sixth calendar quarter of management forward.

         The fundamental policies, investment restrictions, investment practices and benchmark indices utilized for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, by Bennington, Smith Barney and Bankers Trust, respectively, have been consistent since the inception of these Portfolios and such practices or indices will remain consistent under the money management of Cypress. With the exception of the fee schedule, the Money Manager Agreements among Bennington, the Fund and Cypress relating to the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio are substantially similar to that between Bennington, the Fund and previous money managers of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio. The fee schedule for Cypress is set forth below:

         For the first five complete calendar quarters of management of the Account by Cypress, the Fund will pay Cypress on a quarterly basis at the following annual fee rates, applied to the average daily net assets of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, respectively.

                                 Portfolio            Total
                                 Management          Annual
         Basic Fee                   Fee               Fee
         ---------               ---------           ------

           0.02%                   0.02%              0.04%

         Commencing with the sixth calendar quarter of management by Cypress for the Account, the Fund will pay Cypress on a quarterly basis an annual fee based on the schedule below as applied to the average daily net assets of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, respectively, capped at a maximum of 0.17%.

            Average Annual Performance                               Total
            Differential vs. Benchmark    Annual                     Annual
Basic Fee   Index                         Performance Fee            Fee
---------   --------------------------    ---------------            -------

0.02%       less than 0.35%               0.00%                      0.02%
            greater than or equal to
              0.35% and less than or
              equal to 0.50%              0.05%                      0.07%
            greater than 0.50% and
              less than or  equal
              to 0.70%                    0.05% plus 1/2 (P-0.50%)*  Up to 0.17%
            greater than 0.70%            0.15%                      0.17%


-----------------------

*P = Performance. Example: If Cypress outperforms the benchmark index by 0.60%, the fee would be calculated as [0.02% basic fee + 0.05% Performance Fee + {(0.60%-0.50%)/2}] = 0.12%

The duties to be performed under these Money Manager Agreements are similar, and the standard of care and termination provisions of the agreement are identical to the other Money Manager Agreements with the other money managers of the Fund. The Money Manager Agreements will remain in effect until September 21, 2000. Cypress makes investment decisions for the assets of the Intermediate Fixed-Income Portfolio and Short Intermediate Fixed-Income Portfolio allocated to it by Bennington, and continuously reviews, supervises, and administers the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio's investment programs with respect to these assets. Cypress is independent of Bennington and discharges its responsibilities subject to Bennington's and the Board of Directors' supervision and in a manner consistent with the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio's investment objectives, policies and limitations.

In connection with the appointment of Cypress as the Money Manager of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, the following language is inserted in the following sections of the Fixed-Income Portfolios - Investor Class Shares Prospectus:

--------------------------------------------------------------------------------
On page 3, the following paragraphs are replaced in their entirety:

         Each Portfolio seeks to achieve its investment objective by using investment policies and strategies which are distinct from the investment policies and strategies of other portfolios of the Fund. The investment objective and the name of the investment management organizations (individually the "Money Manager" or collectively the "Money Managers") of the Portfolios are set forth below:

o INTERMEDIATE FIXED-INCOME PORTFOLIO - Cypress Asset Management1 -- seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years. Under normal market conditions, the Portfolio will have a dollar weighted average duration of not less than three years or more than ten years.

o SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO - Cypress Asset Management2 -- seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years. Under normal market conditions, the Portfolio will have a dollar weighted average duration of not less than two years or more than five years.

------------------------

1 Managed by Smith Barney Capital Management from inception through April 30, 1998 and by Bennington Capital Management from May 1, 1998 through
     September 20, 1998. See Statement of Additional Information for more information.

2 Managed by Bankers Trust Company from inception through April 30, 1998, and by Bennington Capital Management from May 1, 1998, through September 20, 1998. See Statement of Additional Information for more information.

--------------------------------------------------------------------------------
On page 6, the following replaces the "Annual Portfolio Operating Expenses" Table in its entirety:

ANNUAL PORTFOLIO OPERATING EXPENSES(a)                                     Portfolios
                                                --------------------------------------------------------------------
(as a percentage of average daily net assets)
                                                  Intermediate  Short-Intermediate    Mortgage     U.S. Government
                                                  Fixed-Income     Fixed-Income      Securities         Money
                                                  ------------  ------------------   ----------    ---------------

Management Fees (b)                                  0.40%           0.40%              0.59%          0.25%
12b-1 Fees(c)                                        0.25%           0.25%              0.25%          0.25%

Other Expenses                                       0.38%           0.40%              0.323%         0.34%
      Administrative Fee(d)                          0.25%           0.25%              0.25%          0.25%
                                                     -----           -----              -----          -----
Total Other Expenses                                 0.63%           0.65%              0.57%          0.59%
                                                     -----           -----              -----          -----
Total Portfolio Operating Expenses                   1.28%           1.30%              1.41%          1.09%
                                                     =====           =====              =====          =====

(a) The table data reflects fees and expenses expected to be incurred during the fiscal year ended December 31, 1998, not actual expenses. For actual expenses of the Portfolios, prior to establishing the multi-class structure, incurred during the fiscal year ended December 31, 1997, see "Financial Highlights" in the Fixed-Income Portfolios--Advisor Class Shares Prospectus and the Annual Report for the period ended December 31, 1997.
(b) Management fees consist of the management fee paid to Bennington and the Money Manager fees paid to the Money Managers of the Intermediate Fixed-Income, Short-Intermediate Fixed Income and Mortgage Securities Portfolios. Bennington receives only the management fee and not a Money Manager fee for the Portfolio that it manages directly. See "GENERAL MANAGEMENT OF THE PORTFOLIOS--Fund Manager Services and Fees" and "THE MONEY MANAGERS--Money Manager Fees."
(c) The Distribution Plan for Investor Class Shares has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "Investment Company Act"). In addition, a Shareholder Service Plan has been adopted for the Investor Class Shares. The combination of the fees paid pursuant to the Distribution Plan and the Shareholder Service Plan, may be no more than 0.25% of the annual net assets attributable to Investor Class Shares. See "GENERAL MANAGEMENT OF THE PORTFOLIOS--Distribution Plan."
(d) An Administrative Services Plan has been adopted for the Investor Class Shares. Pursuant to such Administrative Services Plan, the Fund may pay Service Organizations who have entered into such arrangements with the Fund up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Portfolios. The Administrative Service Fee (as defined herein) is not for distribution related activities.

EXAMPLE:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) redemption at the end of each time period:

                                                   Portfolios
                 -------------------------------------------------------------------------
                      Intermediate     Short-Intermediate  Mortgage     U.S. Government
                      Fixed-Income        Fixed-Income    Securities         Money
                      ------------     ------------------ ----------    ---------------

One Year                   $13                   $13          $14               $11
Three Years                $41                   $41          $45               $35
Five Years                 $70                   $71          $77               $60
Ten Years                 $155                  $157         $169              $133

--------------------------------------------------------------------------------
On page 25, the following  replaces the first two full paragraphs in the section entitled "Money Manager Fees" in their entirety:

         Money Manager Fees. The fees paid to the Money Manager of a Portfolio are based on the assets of the Portfolio and on the number of complete calendar quarters of management by the Money Manager. During the first five calendar quarters, the Money Manager fee has two components, the basic fee (the "Basic Fee") and the portfolio management fee (the "Portfolio Management Fee"). See "Money Manager Fees--Money Manager Fee Schedule For Portfolios Managed Less Than Five Complete Calendar Quarters by Manager" in the Statement of Additional Information. The Money Manager for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio has not completed five complete calendar quarters. During the first five calendar quarters the Money Manager for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio will receive a Basic Fee of 0.02% and a Portfolio Management Fee of 0.02%.

         Commencing with the sixth calendar quarter of management by a Money Manager of an operating Portfolio, such Portfolio will pay its Money Manager based on the "Money Manager Fee Schedule For A Manager From a Manager's Sixth Calendar Quarter of Management Forward." The Money Manager Fee commencing with the sixth quarter consists of two components, the Basic Fee and the performance fee (the "Performance Fee"), which varies with a Portfolio's performance. The Money Manager for the Mortgage Securities Portfolio has completed the first five calendar quarters of management of its respective Account, as defined below, and the Performance Fee is in effect. If at any time a Money Manager should be replaced, the new Money Manager for the applicable Portfolio will receive the fee negotiated by Bennington. In accordance with the exemptive order and interpretations of the Securities and Exchange Commission, at any time Bennington replaces a Money Manager, Bennington may negotiate a change in the fee schedule payable to the new Money Manager (including a reduction) provided there is no increase in the aggregate fee payable by the Fund. Although Bennington may negotiate a reduction in the Money Manager fee payable to the Money Manager either during the first five complete calendar quarters or from the sixth calendar quarters of management forward, there is a possibility of future modifications to such fee. In no event, however, shall the maximum Money Manager fee payable by the Fund be greater than 0.15% during the first five calendar quarters of management by a Money Manager or greater than 0.25% after the sixth calendar quarter of management forward. See the table "Money Manager Fee Schedule for Portfolios Managed Less Than Five Complete Calendar Quarters" and "Money Manager Fee Schedule From a Manager's Sixth Calendar Quarter of Management Forward" in the Statement of Additional Information.

--------------------------------------------------------------------------------
On page 39 the following replaces the first full paragraph under "MONEY MANAGER PROFILE" in its entirety and adds the information concerning the Money Manager:

         The following information as to the Money Managers has been supplied by that Money Manager. The Statement of Additional Information contains further information concerning the Money Manager, including a description of its business history and identification of its controlling persons.

Intermediate Fixed-Income Portfolio and
Short-Intermediate Fixed-Income Portfolio

         Cypress Asset Management ("Cypress"), is a California corporation and registered investment adviser. Cypress is a registered investment adviser with the SEC and with the State of California. Mr. Xavier Urpi, President and Chief Investment Officer, is primarily responsible for the day-to-day management and investment decisions for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio and is supported by Ms. Rosemary Brooks, Manager of Operations, who assists in the management of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio. Mr. Urpi founded Cypress in 1995. Prior to that, Mr. Urpi was at Smith Barney Capital as a Director of Fixed-Income from March 1989 to September 1995. Ms. Brooks joined Cypress in January 1998. Prior to that, Ms. Brooks was owner of Brooks Finance, and a registered representative with H.D. Vest from June 1994 to July 1997.

ACCESSOR(R) FUNDS, INC.                                        1420 Fifth Avenue
                                                                      Suite 3130
FIXED-INCOME PORTFOLIOS - ADVISOR CLASS SHARES                Seattle, WA  98101
PROSPECTUS - May 1, 1998                                          1-800-759-3504
--------------------------------------------------------------------------------
New Account Information and Shareholder Services                    206-224-7420
--------------------------------------------------------------------------------

           SUPPLEMENT DATED SEPTEMBER 21, 1998 TO ACCESSOR FUNDS, INC.
            FIXED-INCOME PORTFOLIOS - ADVISOR CLASS SHARES PROSPECTUS
                                DATED MAY 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE PROSPECTUS.

From the inception of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio until April 30, 1998, Smith Barney Capital Management and Bankers Trust Company, respectively, were the money managers of these portfolios. Beginning on May 1, 1998, Bennington Capital Management L.P. ("Bennington") invested the assets of these two portfolios directly. On September 9, 1998, the Board of Directors of Accessor Funds, Inc. (the "Fund") including all of the Directors who are not "interested persons" of the Fund, has approved the appointment of Cypress Asset Management ("Cypress") as money manager of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, effective September 21, 1998. The appointment of Cypress will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolios' shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to the Fund by the Securities and Exchange Commission on September 4, 1996.

In accordance with the exemptive order and interpretations of the Securities and Exchange Commission, at any time Bennington replaces a money manager, Bennington may negotiate a change in the fee schedule payable to the new money manager (including a reduction) provided there is no increase in the aggregate fee payable by the Fund. In the case of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio, the overall maximum fee for the first five calendar quarters payable to the former money managers was 0.15% (comprised of a basic fee of 0.07% and a portfolio management fee of 0.08%). Although Bennington has currently negotiated a reduction in the Money Manager fee to a maximum of 0.04% payable to the money manager of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios during the first five calendar quarters of management (as described below), there is a possibility of future modifications to such fee. In no event, however, shall the maximum Money Manager fee payable by the Fund be greater than 0.15% during the first five complete calendar quarters.

         In the case of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio, the overall maximum fee from the sixth calendar quarter forward payable to the former money managers was 0.25% (comprised of a basic fee of 0.07% and a maximum annual performance fee of 0.18%). Although Bennington has currently negotiated a reduction in the Money Manager fee to a maximum of 0.17% payable to the money manager of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios from the sixth calendar quarter of management forward (as described below), there is a possibility of future modifications to such fee. In no event, however, shall the maximum Money Manager fee payable by the Fund be greater than 0.25% from the sixth calendar quarter of management forward.

         The fundamental policies, investment restrictions, investment practices and benchmark indices utilized for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, by Bennington, Smith Barney and Bankers Trust, respectively, have been consistent since the inception of these Portfolios and such practices or indices will remain consistent under the money management of Cypress. With the exception of the fee schedule, the Money Manager Agreements among Bennington, the Fund and Cypress relating to the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio are substantially similar to that between Bennington, the Fund and previous money managers of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio. The fee schedule for Cypress is set forth below:

         For the first five complete calendar quarters of management of the Account by Cypress, the Fund will pay Cypress on a quarterly basis at the following annual fee rates, applied to the average daily net assets of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, respectively.

                            Portfolio           Total
                            Management          Annual
        Basic Fee               Fee             Fee
        ---------           ----------          ------

          0.02%               0.02%              0.04%

         Commencing with the sixth calendar quarter of management by Cypress for the Account, the Fund will pay Cypress on a quarterly basis an annual fee based on the schedule below as applied to the average daily net assets of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, respectively, capped at a maximum of 0.17%.

            Average Annual Performance                               Total
            Differential vs. Benchmark   Annual                      Annual
Basic Fee   Index                        Performance Fee             Fee
---------   --------------------------   ---------------             ------

0.02%       less than 0.35%              0.00%                       0.02%
            greater than or equal to
              0.35% and less
              than or equal to
              0.50%                     0.05%                        0.07%
            greater than 0.50% and
              less than or equal
              to 0.70%                   0.05% plus 1/2 (P-0.50%)*   Up to 0.17%
            greater than 0.70%           0.15%                       0.17%

---------------------------

*P = Performance. Example: If Cypress outperforms the benchmark index by 0.60%, the fee would be calculated as [0.02% basic fee + 0.05% Performance Fee + {(0.60%-0.50%)/2}] = 0.12%

The duties to be performed under these Money Manager Agreements are similar, and the standard of care and termination provisions of the agreement are identical to the other Money Manager Agreements with the other money managers of the Fund. The Money Manager Agreements will remain in effect until September 21, 2000. Cypress makes investment decisions for the assets of the Intermediate Fixed-Income Portfolio and Short Intermediate Fixed-Income Portfolio allocated to it by Bennington, and continuously reviews, supervises, and administers the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio's investment programs with respect to these assets. Cypress is independent of Bennington and discharges its responsibilities subject to Bennington's and the Board of Directors' supervision and in a manner consistent with the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio's investment objectives, policies and limitations.

In connection with the appointment of Cypress as the Money Manager of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, the following language is inserted in the following sections of the Fixed-Income Portfolios - Advisor Class Shares Prospectus:

--------------------------------------------------------------------------------
On page 3, the following paragraphs are replaced in their entirety:

         Each Portfolio seeks to achieve its investment objective by using investment policies and strategies which are distinct from the investment policies and strategies of other portfolios of the Fund. The investment objective and the name of the investment management organizations (individually the "Money Manager" or collectively the "Money Managers") of the Portfolios are set forth below:

o INTERMEDIATE FIXED-INCOME PORTFOLIO - Cypress Asset Management3 -- seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years. Under normal market conditions, the Portfolio will have a dollar weighted average duration of not less than three years or more than ten years.

o SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO - Cypress Asset Management4 -- seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years. Under normal market conditions, the Portfolio will have a dollar weighted average duration of not less than two years or more than five years.

-------------------

3 Managed by Smith Barney Capital Management from inception through April 30, 1998 and by Bennington Capital Management from May 1, 1998 through
     September 20, 1998. See Statement of Additional Information for more information.

4 Managed by Bankers Trust Company from inception through April 30, 1998, and by Bennington Capital Management from May 1, 1998, through September 20, 1998. See Statement of Additional Information for more information.

--------------------------------------------------------------------------------
On page 6, the following replaces the "Annual Portfolio Operating Expenses" Table in its entirety:

ANNUAL PORTFOLIO OPERATING EXPENSES(a)                                     Portfolios
                                                --------------------------------------------------------------------
(as a percentage of average daily net assets)
                                                  Intermediate  Short-Intermediate   Mortgage     U.S. Government
                                                  Fixed-Income     Fixed-Income     Securities          Money
                                                  ------------     ------------     ----------    ---------------

Management Fees (b)                                  0.40%           0.40%              0.59%          0.25%
12b-1 Fees                                           None            None               None           None
Other Expenses(c)                                    0.33%           0.35%              0.27%          0.29%
                                                     -----           -----              -----          -----
Total Portfolio Operating Expenses                   0.73%           0.75%              0.86%          0.54%
                                                     =====           =====              =====          =====

(a) The table data reflects fees and expenses expected to be incurred during the fiscal year ended December 31, 1998, not actual expenses. For actual expenses of the Portfolios, prior to establishing the multi-class structure, incurred during the fiscal year ended December 31, 1997, see "Financial Highlights" in the Fixed-Income Portfolios--Advisor Class Shares Prospectus and the Annual Report for the period ended December 31, 1997.
(b) Management fees consist of the management fee paid to Bennington and the Money Manager fees paid to the Money Managers of the Intermediate Fixed-Income, Short-Intermediate Fixed Income and Mortgage Securities Portfolios. Bennington receives only the management fee and not a Money Manager fee for the Portfolio that it manages directly. See "GENERAL MANAGEMENT OF THE PORTFOLIOS--Fund Manager Services and Fees" and "THE MONEY MANAGERS--Money Manager Fees."
(c) "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) redemption at the end of each time period:

                                                   Portfolios
                  -------------------------------------------------------------------------
                       Intermediate     Short-Intermediate  Mortgage     U.S. Government
                       Fixed-Income        Fixed-Income    Securities         Money
                       ------------     ------------------ ----------         -----

One Year                     $7                    $8           $9                $6
Three Years                 $23                   $24          $27               $17
Five Years                  $41                   $42          $48               $30
Ten Years                   $91                   $93         $106               $68



--------------------------------------------------------------------------------
On pages 26-27, the following replaces the first two full paragraphs in the section entitled "Money Manager Fees" in their entirety:

         Money Manager Fees. The fees paid to the Money Manager of a Portfolio are based on the assets of the Portfolio and on the number of complete calendar quarters of management by the Money Manager. During the first five calendar quarters, the Money Manager fee has two components, the basic fee (the "Basic Fee") and the portfolio management fee (the "Portfolio Management Fee"). See "Money Manager Fees--Money Manager Fee Schedule For Portfolios Managed Less Than Five Complete Calendar Quarters by Manager" in the Statement of Additional Information. The Money Manager for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio has not completed five complete calendar quarters. During the first five calendar quarters the Money Manager for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio will receive a Basic Fee of 0.02% and a Portfolio Management Fee of 0.02%.

         Commencing with the sixth calendar quarter of management by a Money Manager of an operating Portfolio, such Portfolio will pay its Money Manager based on the "Money Manager Fee Schedule For A Manager From a Manager's Sixth Calendar Quarter of Management Forward." The Money Manager Fee commencing with the sixth quarter consists of two components, the Basic Fee and the performance fee (the "Performance Fee"), which varies with a Portfolio's performance. The Money Manager for the Mortgage Securities Portfolio has completed the first five calendar quarters of management of its respective Account, as defined below, and the Performance Fee is in effect. If at any time a Money Manager should be replaced, the new Money Manager for the applicable Portfolio will receive the fee negotiated by Bennington. In accordance with the exemptive order and interpretations of the Securities and Exchange Commission, at any time Bennington replaces a Money Manager, Bennington may negotiate a change in the fee schedule payable to the new Money Manager (including a reduction) provided there is no increase in the aggregate fee payable by the Fund. Although Bennington may negotiate a reduction in the Money Manager fee payable to the Money Manager either during the first five complete calendar quarters or from the sixth calendar quarters of management forward, there is a possibility of future modifications to such fee. In no event, however, shall the maximum Money Manager fee payable by the Fund be greater than 0.15% during the first five calendar quarters of management by a Money Manager or greater than 0.25% after the sixth calendar quarter of management forward. See the table "Money Manager Fee Schedule for Portfolios Managed Less Than Five Complete Calendar Quarters" and "Money Manager Fee Schedule From a Manager's Sixth Calendar Quarter of Management Forward" in the Statement of Additional Information.

--------------------------------------------------------------------------------
On page 42 the following replaces the first full paragraph under "MONEY MANAGER PROFILE" in its entirety and adds the information concerning the Money Manager:

         The following information as to the Money Managers has been supplied by that Money Manager. The Statement of Additional Information contains further information concerning the Money Manager, including a description of its business history and identification of its controlling persons.

Intermediate Fixed-Income Portfolio and
Short-Intermediate Fixed-Income Portfolio

         Cypress Asset Management ("Cypress"), is a California corporation and registered investment adviser. Cypress is a registered investment adviser with the SEC and with the State of California. Mr. Xavier Urpi, President and Chief Investment Officer, is primarily responsible for the day-to-day management and investment decisions for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio and is supported by Ms. Rosemary Brooks, Manager of Operations, who assists in the management of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio. Mr. Urpi founded Cypress in 1995. Prior to that, Mr. Urpi was at Smith Barney Capital as a Director of Fixed-Income from March 1989 to September 1995. Ms. Brooks joined Cypress in January 1998. Prior to that, Ms. Brooks was owner of Brooks Finance, and a registered representative with H.D. Vest from June 1994 to July 1997.

                             ACCESSOR(R) FUNDS, INC.
                          1420 Fifth Avenue, Suite 3130
                                Seattle, WA 98101
                          (206) 224-7420/(800) 759-3504


                     Supplement dated September 21, 1998 to
                       Statement of Additional Information
                                Dated May 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATON, AND SHOULD BE READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

From the inception of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio until April 30, 1998, Smith Barney Capital Management and Bankers Trust Company, respectively, were the money managers of these portfolios. Beginning on May 1, 1998, Bennington Capital Management L.P. ("Bennington") invested the assets of these two portfolios directly. On September 9, 1998, the Board of Directors of Accessor Funds, Inc. (the "Fund") including all of the Directors who are not "interested persons" of the Fund, has approved the appointment of Cypress Asset Management ("Cypress") as money manager of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, effective September 21, 1998. The appointment of Cypress will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolios' shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to the Fund by the Securities and Exchange Commission on September 4, 1996.

With the exception of the fee schedule, the Money Manager Agreements among Bennington Capital Management L.P. ("Bennington"), the Fund and Cypress relating to the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio are substantially similar to that between Bennington, the Fund and previous money managers of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio. The fee schedule is set forth below:

For the first five complete calendar quarters of management of the Account by the Money Manager, the Fund will pay the Money Manager on a quarterly basis at the following annual fee rates, applied to the average daily net assets of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, respectively.

                             Portfolio           Total
                             Management          Annual
         Basic Fee           Fee                 Fee
         ---------           ----------          -----
           0.02%               0.02%             0.04%

         Commencing with the sixth calendar quarter of management by the Money Manager for the Account, the Fund will pay the Money Manager on a quarterly basis an annual fee based on the schedule below as applied to the average daily net assets of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, respectively, capped at a maximum of 0.17%.

            Average Annual Performance                               Total
            Differential vs. Benchmark    Annual                     Annual
Basic Fee   Index                         Performance Fee            Fee
---------   -----                         ---------------            ---

0.02%       less than 0.35%               0.00%                      0.02%
            greater than or equal
              to 0.35% and less
              than or equal to 0.50%      0.05%                      0.07%
            greater than 0.50% and
              less than or equal
              to 0.70%                    0.05% plus 1/2 (P-0.50%)*  Up to 0.17%
            greater than 0.70%            0.15%                      0.17%


-----------------------

*P = Performance. Example: If Money Manager outperforms the benchmark index by 0.60%, the fee would be calculated as [0.02% basic fee + 0.05% Performance Fee + {(0.60%-0.50%)/2}] = 0.12%

The duties to be performed under these Money Manager Agreements are similar, and the standard of care and termination provisions of the agreement are identical to the other Money Manager Agreements with the other money managers of the Fund. The Money Manager Agreements will remain in effect until September 21, 2000. Cypress makes investment decisions for the assets of the Intermediate Fixed-Income Portfolio and Short Intermediate Fixed-Income Portfolio allocated to it by Bennington, and continuously reviews, supervises, and administers the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio's investment programs with respect to these assets. Cypress is independent of Bennington and discharges its responsibilities subject to Bennington's and the Board of Directors' supervision and in a manner consistent with the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio's investment objectives, policies and limitations.

In connection with the appointment of Cypress as the Money Manager of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, the following language is inserted in the following sections of the Statement of Additional Information:

--------------------------------------------------------------------------------
On page B-25, the following replaces in its entirety the first paragraph in the section entitled Money Managers.

         Money Managers. The Money Manager Agreement for the U.S. Government Money Portfolio was terminated on September 7, 1994. Currently, Bennington currently invests all of the assets of the U.S. Government Money Portfolio. Each other Portfolio of the Fund currently has one Money Manager investing all or part of its assets. Bennington may also invest each Portfolio's liquidity reserves, and all or any portion of the Portfolio's other assets not assigned to a Money Manager.

--------------------------------------------------------------------------------
On page B-26, the following replaces in its entirety the third paragraph:

         The Money Manager Agreements for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio were terminated by the Board of Directors on February 19, 1998, effective May 1, 1998. Bennington invested all of the assets of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios from May 1, 1998, through September 20, 1998. New Money Manager Agreements effective September 21, 1998, for the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios in connection with a change in Money Managers to Cypress were approved by the Board of Directors at a special meeting of the Board of Directors called for that purpose, including all the Directors who are not "interested persons" of the Fund and who have no direct or indirect interest in the Money Manager Agreements on September 9, 1998. The Money Manager Agreement following the initial two year period will be reviewed annually by the Board of Directors and renewed for the forthcoming year.

--------------------------------------------------------------------------------
On page B-28, the following is added to the end of list of Money Managers:

         o Cypress Asset Management ("Cypress"), a California corporation and registered investment advisor with the Securities and Exchange Commission and the State of California, is the Money Manager of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio. Cypress is a California corporation, owned by Mr. Xavier Urpi, President and Chief Investment Officer. The Money Manager's strategy for both the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio is to use sector rotation and overweight the most attractive and highest yielding sectors of the Lehman Brothers Government/Corporate Index and the Lehman Brothers 1-5 Years Government/Corporate Index, respectively. Cypress' strength and focus is on analyzing each individual security to target undervalued opportunities. Specifically, Cypress looks to add incremental return over an index while controlling duration, convexity and yield curve risk. As of June 30, 1998, Cypress managed assets of approximately $330 million.

--------------------------------------------------------------------------------
On Page B-29, the following replaces in its entirety the first paragraph under "Money Manager Fees paid to the Growth, Value and Income and International and Mortgage Securities Portfolios Money Managers":

         Money Manager Fees paid to the Growth, Value and Income, International, Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage
Securities Portfolios Money Managers. For the first five complete calendar quarters managed by a Money Manager of each Portfolio, such Portfolio will pay its respective Money Manager on a monthly basis the following annual fee set forth below in "Money Manager Fee Schedule For Portfolios Managed Less Than Five Complete Calendar Quarters by Manager For Growth, Value and Income, International, Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage Securities Portfolios" based on the average daily net assets of the Portfolio managed by such Money Manager. With the exception of the Growth
Portfolio5,   Intermediate   Fixed-Income   Portfolio   and   Short-Intermediate
Fixed-Income Portfolio6, the Money Managers for the Value and Income, International Equity and Mortgage Securities Portfolios have completed five calendar quarters. During the first five calendar quarters of management, the Money Manager Fee has two components, the Basic Fee and Portfolio Management Fee.

---------------

5 Geewax, Terker commenced investment operations for the Growth Portfolio on July 21, 1997.

6    Cypress   commenced   investment   operations  for  both  the  Intermediate
     Fixed-Income and Short-Intermediate Fixed-Income Portfolios on September 21, 1998.

--------------------------------------------------------------------------------
On page B-30, the following paragraph is inserted:

In accordance with the exemptive order and interpretations of the Securities and Exchange Commission, at any time the Manager replaces a Money Manager, the Manager may negotiate a change in the fee schedule payable to the new Money Manager (including a reduction) provided there is no increase in the aggregate fee payable by the Fund. In the case of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio, the overall maximum fee for the first five calendar quarters payable to the former Money Managers was 0.15% (comprised of a basic fee of 0.07% and a portfolio management fee of 0.08%) and from the sixth calendar quarter forward payable to the former Money Managers was 0.25% (comprised of a basic fee of 0.07% and a maximum annual performance fee of 0.18%). Although the Manager has currently negotiated a reduction in the Money Manager fee to a maximum of 0.04% during the first five calendar quarters and 0.17% payable to the Money Manager of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios from the sixth calendar quarter of management forward (as described below), there is a possibility of future modifications to such fee. In no event shall the maximum Money Manager fee payable by the Fund be greater than 0.25% after the sixth calendar quarter of management forward.

--------------------------------------------------------------------------------
On page B-30, the table entitled "Money Manager Fee Schedule For Portfolios Managed Less Than Five Complete Calendar Quarters by Manager for Growth, Value and Income, International and Mortgage Securities Portfolios" is replaced in its entirety as follows:

                    MONEY MANAGER FEE SCHEDULE FOR PORTFOLIOS
          MANAGED LESS THAN FIVE COMPLETE CALENDAR QUARTERS BY MANAGER
    FOR GROWTH, VALUE AND INCOME, INTERNATIONAL, INTERMEDIATE FIXED-INCOME,
            SHORT-INTERMEDIATE FIXED-INCOME AND MORTGAGE SECURITIES
                                   PORTFOLIOS

                                                                      Portfolio         Total
                                                                     Management         Annual
           Portfolio                               Basic Fee             Fee             Fee
           ---------                               ---------             ---             ---

           Growth                                    0.10%              0.10%           0.20%
           Value and Income                          0.10%              0.10%           0.20%
           International                             0.20%              0.20%           0.40%
           Intermediate Fixed-Income*                0.02%              0.02%           0.04%
           Short-Intermediate Fixed-Income*          0.02%              0.02%           0.04%
           Mortgage Securities                       0.07%              0.08%           0.15%

* In accordance with the exemptive order and interpretations of the Securities and Exchange Commission, at any time Bennington replaces a Money Manager, Bennington may negotiate a change in the fee schedule payable to the new Money Manager (including a reduction) provided there is no increase in the aggregate fee payable by the Fund. Although Bennington has negotiated a reduction in the Money Manager fee payable to the Money Manager for the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios during the first five complete calendar quarters, there is a possibility of future modifications to such fee. In no event, however, shall the maximum Money Manager fee payable by the Fund to a Money Manager of the Intermediate and Short-Intermediate Fixed-Income Portfolios be greater than 0.15% during the first five calendar quarters of management by a Money Manager.

--------------------------------------------------------------------------------
On page B-30, the following information is added to the table entitled "Money Manager Fee Schedule From A Manager's Sixth Calendar Quarter Of Management Forward", to include the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio:

                                           Average Annual                                            Total
                                           Performance Differential   Annual                         Annual
Portfolio                    Basic Fee     vs. Benchmark Index        Performance Fee                Fee
---------                    ---------     -------------------        ---------------                ------

Intermediate Fixed-Income*   0.02%         less than 0.35%            0.00%                          0.02%
Short-Intermediate Fixed-                  greater than or equal
Income*                                      to 0.35% and less
                                             than or equal to
                                             0.50%                    0.05%                          0.07%
                                           greater than 0.50% and
                                             less than or  equal
                                             to 0.70%                 0.05% plus 1/2 (P-0.50%)**     Up to 0.17%
                                           greater than 0.70%                     0.15%              0.17%

---------------------------

* In accordance with the exemptive order and interpretations of the Securities and Exchange Commission, at any time Bennington replaces a Money Manager, Bennington may negotiate a change in the fee schedule payable to the new Money Manager (including a reduction) provided there is no increase in the aggregate fee payable by the Fund. Although Bennington has negotiated a reduction in the Money Manager fee payable to the Money Manager for the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios from the sixth calendar quarter forward, there is a possibility of future modifications to such fee. In no event, however, shall the maximum Money Manager fee payable by the Fund to a Money Manager of the Intermediate and Short-Intermediate Fixed-Income Portfolios be greater than 0.25% from the sixth calendar quarter forward.

**P = Performance. Example: If Money Manager outperforms the benchmark index by 0.60%, the fee would be calculated as [0.02% basic fee + 0.05% Performance Fee + {(0.60%-0.50%)/2}] = 0.12%

--------------------------------------------------------------------------------
On page B-31, the table entitled "Benchmark Indices" is amended to include the Intermediate Fixed-Income and Short-Intermediate Income Portfolios, as follows:

                                BENCHMARK INDICES

       Portfolio                                 Index
       ---------                                 -----

       Intermediate Fixed-Income                 Lehman Brothers Government/Corporate Index
       Short-Intermediate Fixed-Income           Lehman Brothers Government/Corporate 1-5 Year Index

--------------------------------------------------------------------------------
On page 33, the paragraph entitled "Money Manager Fees - Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio" is deleted.